Selected cash flow information - Schedule of Changes in Liabilities and Equity Arising from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025
Share capital
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	$ 109.6	$ 104.9
Cash flows:
Issuance of shares	0.5	0.6
Non-cash items:
Contributed surplus on share issuances (note 18)	4.0	4.1
Liabilities arising from financing activities at end of period	114.1	109.6
Mainland China Facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0.0	0.0
Non-cash items:
Liabilities arising from financing activities at end of period	0.0	0.0
Japan Facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0.0	5.4
Cash flows:
Principal repayments		(5.4)
Non-cash items:
Liabilities arising from financing activities at end of period	0.0	0.0
Revolving Facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	(0.7)	(1.0)
Non-cash items:
Amortization of deferred transaction costs	0.2	0.3
Liabilities arising from financing activities at end of period	(0.5)	(0.7)
Term Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	412.0	392.5
Cash flows:
Term Loan borrowings	16.6
Transactions costs on financing activities	(5.6)
Term loan original issued discount	(1.0)
Principal repayments		(3.1)
Non-cash items:
Amortization of deferred transaction costs	1.0	0.2
Unrealized foreign exchange loss (gain)	(12.4)	22.4
Liabilities arising from financing activities at end of period	410.6	412.0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	330.8	330.5
Cash flows:
Principal repayments	(87.2)	(85.7)
Non-cash items:
Unrealized foreign exchange loss (gain)	(3.0)	15.3
Additions and amendments to lease liabilities (note 13)	134.0	74.6
Derecognition on termination of lease liabilities (note 13)		(3.9)
Liabilities arising from financing activities at end of period	$ 374.6	$ 330.8